Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Trade and Other Receivables [Line Items]
Customers, net	$ 6,233,447	$ 111,994,478	$ 126,733,175
Domestic customers
Trade and Other Receivables [Line Items]
Customers, net		90,666,378	86,225,287
Export customers
Trade and Other Receivables [Line Items]
Customers, net		$ 21,328,100	$ 40,507,888